Goodwill, Trademarks and Intangible Assets - Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets	$ 165,123,000	$ 165,123,000
Accumulated amortization	(78,210,000)	(68,844,000)
Other intangible assets, net	86,913,000	96,279,000
Amortization expense of other intangible assets	9,366,000	9,418,000	9,394,000
Estimated amortization expense, next twelve months	9,000,000
Estimated amortization expense, year two	9,000,000
Estimated amortization expense, year three	9,000,000
Estimated amortization expense, year four	9,000,000
Estimated amortization expense, year five	9,000,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets	110,000,000	110,000,000
Accumulated amortization	(50,647,000)	(44,539,000)
Patented technology
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets	55,123,000	55,123,000
Accumulated amortization	$ (27,563,000)	$ (24,305,000)